Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Convertible Preferred Stock

Convertible preferred stock at December 31, 2018 consists of the following (in thousands, except share data):

	Shares authorized	Shares issued and outstanding	Amount		Liquidation preference
Series A	4,550,000	4,550,000	$12,405		$4,550
Series B	5,645,706	5,645,706	16,017		9,669
Series C	4,804,227	4,747,352	14,425		12,521
Series D	19,269,117	19,269,117	106,905		106,999
Series E	15,524,350	15,524,350	93,698		93,750
Series E-1	17,407,441	16,605,244	72,568	(1)	100,277
Series F	21,761,676	21,761,676	195,013		195,100
Series F-1	4,800,000	4,686,649	49,827		50,000

Total convertible preferred stock	93,762,517	92,790,094	$560,858		$572,866

(1)	Includes vested Series E-1 convertible preferred stock options of $1.8 million which are not included in the shares issued and outstanding.